Consolidated Balance Sheet (unaudited) - USD ($) $ in Thousands	Mar. 31, 2021	Jun. 30, 2020
Current Assets
Cash & cash equivalents	$ 158,263	$ 129,328
Trade & other receivables	2,947	1,574
Prepayments	8,556	5,646
Total Current Assets	169,766	136,548
Non-Current Assets
Property, plant and equipment	2,989	2,293
Right-of-use assets	7,247	7,978
Financial assets at fair value through other comprehensive income	1,981	1,871
Other non-current assets	3,203	3,311
Intangible assets	580,939	581,601
Total Non-Current Assets	596,359	597,054
Total Assets	766,125	733,602
Current Liabilities
Trade and other payables	24,275	24,972
Provisions	18,757	29,197
Borrowings	52,673	32,455
Lease liabilities	2,841	3,519
Total Current Liabilities	98,546	90,143
Non-Current Liabilities
Deferred tax liability		730
Provisions	17,823	27,563
Borrowings	39,847	57,023
Lease liabilities	6,479	6,317
Deferred consideration	2,500	2,500
Total Non-Current Liabilities	66,649	94,133
Total Liabilities	165,195	184,276
Net Assets	600,930	549,326
Equity
Issued Capital	1,162,188	1,051,450
Reserves	64,251	46,634
(Accumulated losses)/retained earnings	(625,509)	(548,758)
Total Equity	$ 600,930	$ 549,326